Asanko Gold Mine joint venture (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [line items]
Disclosure of investment in joint venture using equity method [Table Text Block]
	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	85,818	54,148
Company's share of the JV's net income for the year	2,432	31,670
Fair value adjustment on derecognition	1,416	‐
Derecognition on closing of Acquisition	(89,666)	‐
Balance, end of year	-	85,818